Financial risk management - Liquidity risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Financial risk management
Long-term debt		$ 10,700,000	$ 10,700,000	$ 9,000,000
Short-term debt	$ 28,865	600,000		1,200,000
Total liabilities	$ 802,879	16,688,823	15,399,093	14,515,358
Liquidity
Financial risk management
Long-term debt		10,700,000	10,700,000	9,000,000
Interest		3,771,033	4,717,622	3,455,937
Short-term debt		600,000		1,200,000
Trade accounts payable		610,375	385,503	332,287
Interest Payable		239,753	204,843	147,115
Lease Liabilities		178,990	198,844	208,205
Accounts payable with related parties		570,576	452,933	286,479
Total liabilities		16,670,727	16,659,745	14,630,023
Liquidity | 2025
Financial risk management
Long-term debt				1,500,000
Interest		1,040,226	1,050,856	804,897
Short-term debt		600,000		1,200,000
Trade accounts payable		610,375	385,503	332,287
Interest Payable		239,753	204,843	147,115
Lease Liabilities		19,022	44,928	33,446
Accounts payable with related parties		350,076	452,933	286,479
Total liabilities		2,859,452	2,139,063	4,304,224
Liquidity | 2026-2027
Financial risk management
Long-term debt		3,340,000
Interest		1,641,749
Lease Liabilities		159,968
Accounts payable with related parties		220,500
Total liabilities		5,362,217
Liquidity | Later than one year and not later than four years
Financial risk management
Long-term debt			3,340,000	1,000,000
Interest			2,577,708	1,880,865
Lease Liabilities			153,916	174,759
Total liabilities			6,071,624	3,055,624
Liquidity | 2028-2030
Financial risk management
Long-term debt		7,360,000
Interest		1,089,058
Total liabilities		$ 8,449,058
Liquidity | Later than four years and not later than seven years
Financial risk management
Long-term debt			7,360,000	6,500,000
Interest			1,089,058	770,175
Total liabilities			$ 8,449,058	$ 7,270,175